AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 22, 2011.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 197	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 198	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Dechert LLP
(Name and Address of Agent for Service)	1095 Avenue of the Americas
New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒                                  immediately upon filing pursuant to paragraph (b) of Rule 485.

☐                                    on [date] pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

PowerShares Senior Loan Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 22nd day of February, 2011.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE		TITLE	DATE

/s/ Andrew Schlossberg		President	February 22, 2011
Andrew Schlossberg

/s/ Bruce T. Duncan		Treasurer and Secretary	February 22, 2011
Bruce T. Duncan

*/s/ H. Bruce Bond		Chairman and Trustee	February 22, 2011
H. Bruce Bond

*/s/ Kevin M. Carome		Trustee	February 22, 2011
Kevin M. Carome

*/s/ Ronn R. Bagge		Trustee	February 22, 2011
Ronn R. Bagge

*/s/ Todd J. Barre		Trustee	February 22, 2011
Todd J. Barre

*/s/ Marc M. Kole		Trustee	February 22, 2011
Marc M. Kole

*/s/ Philip M. Nussbaum		Trustee	February 22, 2011
Philip M. Nussbaum

*/s/ Donald H. Wilson		Trustee	February 22, 2011
Donald H. Wilson

*By:	/s/ Stuart Strauss		February 22, 2011
Stuart M. Strauss
Attorney-In-Fact

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase